Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes And Tax Related [Line Items]
Amortized period for capitalized cost		15 years
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized		$ 11,483,000	$ 11,483,000
Research and development credits expiration beginning year		2030
Valuation allowance		48,685,000
Income tax returns year under examination		The Company's income tax returns for the years ended December 31, 2007 through December 31, 2013, remain subject to examination by the Internal Revenue Service and state authorities.
Effective income tax rate	0.19%
United States [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2026
Alternative minimum tax credits		0	71,000
Research and development credits		$ 0	$ 30,000
State [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2026
Foreign Tax Authority [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year		2029